GROUP COMPANIES (Details)	12 Months Ended
Dec. 31, 2019
Disclosure of associates [line items]
% equity interest	25.00%
% Equity interest directly held	100.00%
Aitonomi AG [Member]
Disclosure of associates [line items]
% equity interest	15.00%
Birtingahúsið ehf.
Disclosure of associates [line items]
% equity interest	34.50%
CC Digital GmbH
Disclosure of associates [line items]
% equity interest	50.00%
Infineo Recyclage SAS
Disclosure of associates [line items]
% equity interest	49.00%
Svenska Brettbolaget AB
Disclosure of associates [line items]
% equity interest	19.60%
Agua De La Vega Del Codorno, S.L.U.
Disclosure of associates [line items]
% equity interest	100.00%
Aguas De Cospeito, S.L.U. [Member]
Disclosure of associates [line items]
% equity interest	100.00%
Aguas De Santolin, S.L.U.
Disclosure of associates [line items]
% equity interest	100.00%
Aguas Del Maestrazgo, S.L.U.
Disclosure of associates [line items]
% equity interest	100.00%
Aguas Del Toscal, S.A.U.
Disclosure of associates [line items]
% equity interest	100.00%
Aguas Vilas Del Turbon, S.L.U.
Disclosure of associates [line items]
% equity interest	100.00%
Amalgamated Beverages Great Britain Limited
Disclosure of associates [line items]
% equity interest	100.00%
BBH Investment Ireland Limited
Disclosure of associates [line items]
% equity interest	100.00%
Bebidas Gaseosas Del Noroeste, S.L.U.
Disclosure of associates [line items]
% equity interest	100.00%
Beganet, S.L.U.
Disclosure of associates [line items]
% equity interest	100.00%
BH Holdings Lux Commandite SCS
Disclosure of associates [line items]
% equity interest	100.00%
BH Holdings Luxembourg SARL
Disclosure of associates [line items]
% equity interest	100.00%
BH Luxembourg SARL
Disclosure of associates [line items]
% equity interest	100.00%
BH SARL
Disclosure of associates [line items]
% equity interest	100.00%
BL Bottling Holdings UK Limited [Member]
Disclosure of associates [line items]
% equity interest	100.00%
Bottling Great Britain Limited
Disclosure of associates [line items]
% equity interest	100.00%
Bottling Holdings (Luxembourg) SARL
Disclosure of associates [line items]
% equity interest	100.00%
Bottling Holdings (Netherlands) B.V.
Disclosure of associates [line items]
% equity interest	100.00%
Bottling Holdings Europe Limited
Disclosure of associates [line items]
% equity interest	99.99%
% Equity interest directly held	38.30%
Bottling Holdings Europe Limited | Ordinary Share Class A
Disclosure of associates [line items]
% Equity interest directly held	100.00%
Bottling Holdings Europe Limited | Ordinary Share Class B
Disclosure of associates [line items]
% Equity interest directly held	49.00%
Bottling Holding France SAS
Disclosure of associates [line items]
% equity interest	100.00%
CC Erfrischungsgetränke Oldenburg Verwaltungs GmbH
Disclosure of associates [line items]
% equity interest	100.00%
CC Iberian Partners Gestion S.L.
Disclosure of associates [line items]
% equity interest	100.00%
CC Verpackungsgesellschaft mit beschraenkter Haftung
Disclosure of associates [line items]
% equity interest	100.00%
CCEP Group Services Limited [Member]
Disclosure of associates [line items]
% equity interest	100.00%
CCEP Holdings Norge AS
Disclosure of associates [line items]
% equity interest	100.00%
CCEP Holdings Sverige AB
Disclosure of associates [line items]
% equity interest	100.00%
CCEP Holdings UK Limited
Disclosure of associates [line items]
% equity interest	100.00%
CCEP Ventures Europe Limited
Disclosure of associates [line items]
% equity interest	100.00%
% Equity interest directly held	100.00%
CCEP Ventures UK Limited
Disclosure of associates [line items]
% equity interest	100.00%
% Equity interest directly held	100.00%
CCIP Soporte, S.L.U.
Disclosure of associates [line items]
% equity interest	100.00%
Classic Brand (Europe) Designated Activity Company
Disclosure of associates [line items]
% equity interest	100.00%
Cobega Embotellador, S.L.U.
Disclosure of associates [line items]
% equity interest	100.00%
Coca-Cola European Partners (Initial LP) Limited [Member]
Disclosure of associates [line items]
% equity interest	100.00%
Coca-Cola European Partners (Scotland) Limited [Member]
Disclosure of associates [line items]
% equity interest	100.00%
Coca-Cola European Partners Belgium SPRL
Disclosure of associates [line items]
% equity interest	100.00%
Coca-Cola European Partners Deutschland GmbH
Disclosure of associates [line items]
% equity interest	100.00%
% Equity interest directly held	10.00%
Coca-Cola European Partners France SAS
Disclosure of associates [line items]
% equity interest	100.00%
Coca-Cola European Partners Great Britain Limited
Disclosure of associates [line items]
% equity interest	100.00%
Coca-Cola European Partners Holdings Great Britain Limited
Disclosure of associates [line items]
% equity interest	100.00%
Coca-Cola European Partners Holdings US, Inc.
Disclosure of associates [line items]
% equity interest	100.00%
% Equity interest directly held	100.00%
Coca-Cola European Partners Iberia, S.L.U.
Disclosure of associates [line items]
% equity interest	100.00%
Coca-Cola European Partners Ísland ehf.
Disclosure of associates [line items]
% equity interest	100.00%
Coca-Cola European Partners Luxembourg SARL
Disclosure of associates [line items]
% equity interest	100.00%
Coca-Cola European Partners Nederland B.V.
Disclosure of associates [line items]
% equity interest	100.00%
Coca-Cola European Partners Norge AS
Disclosure of associates [line items]
% equity interest	100.00%
Coca-Cola European Partners Pension Scheme Trustees Limited
Disclosure of associates [line items]
% equity interest	100.00%
Coca-Cola European Partners Portugal Unipessoal, LDA
Disclosure of associates [line items]
% equity interest	100.00%
Coca-Cola European Partners Services Bulgaria EOOD
Disclosure of associates [line items]
% equity interest	100.00%
Coca-Cola European Partners Services Europe Limited
Disclosure of associates [line items]
% equity interest	100.00%
Coca-Cola European Partners Services SPRL
Disclosure of associates [line items]
% equity interest	100.00%
Coca-Cola European Partners Sverige AB
Disclosure of associates [line items]
% equity interest	100.00%
Coca-Cola European Partners US II, LLC
Disclosure of associates [line items]
% equity interest	100.00%
Coca-Cola European Partners US, LLC
Disclosure of associates [line items]
% equity interest	100.00%
Coca-Cola Immobilier SCI
Disclosure of associates [line items]
% equity interest	100.00%
Coca-Cola Production SAS
Disclosure of associates [line items]
% equity interest	100.00%
Compañía Asturiana De Bebidas Gaseosas, S.L.U.
Disclosure of associates [line items]
% equity interest	100.00%
Compañía Castellana De Bebidas Gaseosas, S.L.
Disclosure of associates [line items]
% equity interest	100.00%
Compañía Levantina De Bebidas Gaseosas, S.L.U.
Disclosure of associates [line items]
% equity interest	100.00%
Compañía Norteña De Bebidas Gaseosas, S.L.U.
Disclosure of associates [line items]
% equity interest	100.00%
Compañía Para La Comunicación De Bebidas Sin Alcohol, S.L.U.
Disclosure of associates [line items]
% equity interest	100.00%
Conversia IT, S.L.U.
Disclosure of associates [line items]
% equity interest	100.00%
Developed System Logistics, S.L.U.
Disclosure of associates [line items]
% equity interest	100.00%
GBH Investment Ireland Limited
Disclosure of associates [line items]
% equity interest	100.00%
GR Bottling Holdings UK Limited
Disclosure of associates [line items]
% equity interest	100.00%
% Equity interest directly held	100.00%
Herdt Verwaltungsgesellschaft mit beschränkter Haftung i.L
Disclosure of associates [line items]
% equity interest	100.00%
Instelling voor Bedrijfspensioenvoorziening Coca-Cola European Partners Belgium/Coca-Cola European Partners Services – Bedienden-Arbeiders OFP
Disclosure of associates [line items]
% equity interest	100.00%
Instelling voor Bedrijfspensioenvoorziening Coca-Cola European Partners Belgium/Coca-Cola European Partners Services – Kaderleden OFP
Disclosure of associates [line items]
% equity interest	100.00%
Iparbal, 99 S.L.
Disclosure of associates [line items]
% equity interest	100.00%
IPARSOFT, 2004 S.L.
Disclosure of associates [line items]
% equity interest	100.00%
Kollex GmbH
Disclosure of associates [line items]
% equity interest	25.00%
Lusobega, S.L.
Disclosure of associates [line items]
% equity interest	100.00%
Madrid Ecoplatform, S.L.U.
Disclosure of associates [line items]
% equity interest	100.00%
Peña Umbria, S.L.U.
Disclosure of associates [line items]
% equity interest	100.00%
Refecon Águas S.A.
Disclosure of associates [line items]
% equity interest	100.00%
Refrescos Envasados Del Sur, S.L.U.
Disclosure of associates [line items]
% equity interest	100.00%
Refrige Sgps, S.A.
Disclosure of associates [line items]
% equity interest	100.00%
Roalba, S.L.U.
Disclosure of associates [line items]
% equity interest	100.00%
Solares y Edificios Norteños, S.L.U.
Disclosure of associates [line items]
% equity interest	100.00%
WB Investment Ireland 2 Limited
Disclosure of associates [line items]
% equity interest	100.00%
WB Investment Ireland Limited
Disclosure of associates [line items]
% equity interest	100.00%
WBH Holdings Luxembourg SCS
Disclosure of associates [line items]
% equity interest	100.00%
WBH Luxembourg SARL
Disclosure of associates [line items]
% equity interest	100.00%
WIH UK Limited
Disclosure of associates [line items]
% equity interest	100.00%
% Equity interest directly held	100.00%
Wir Sind Coca-Cola GmbH
Disclosure of associates [line items]
% equity interest	100.00%